Components of Operating Lease Expense (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Lease cost	$ 74,755
Short-term lease cost	9,427
Variable lease cost	707
Sublease income	(226)
Total operating lease cost	$ 84,663